Cover	Jan. 09, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 09, 2023
Entity Registrant Name	BurgerFi International, Inc.
Entity File Number	001-38417
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2418815
Entity Address, Address Line One	200 West Cypress Creek Rd., Suite 220
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33309
City Area Code	954
Local Phone Number	618-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001723580
Common stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	BFI
Security Exchange Name	NASDAQ
Redeemable warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	BFIIW
Security Exchange Name	NASDAQ